PROPOSED PUBLIC OFFERING (Details Narrative)	2 Months Ended
Jun. 30, 2021 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of units per share	$ 10.15
Warrants exercise price share	$ 0.01
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering | shares	27,500,000
Sale of units per share	$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering | shares	31,625,000
Private Placement [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price	$ 0.0001
Warrants exercise price share	$ 11.50